Restructuring and other cost savings initiatives (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 114	$ 558
Separation and other headcount-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Total costs incurred to date	478
Asset-related charges [Member]
Restructuring Cost and Reserve [Line Items]
Total costs incurred to date	194
Other operating expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(58)	$ 396
Other operating expense [Member] | Other cost savings initiative [Member]
Restructuring Cost and Reserve [Line Items]
Severance and lease termination costs			$ 71
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expected cost	800
Restructuring expected separation and other headcount-related cost	535
Restructuring expected asset impairments, accelerated depreciation and other related costs	265
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expected cost	900
Restructuring expected separation and other headcount-related cost	585
Restructuring expected asset impairments, accelerated depreciation and other related costs	$ 315